Accounting Policies - Additional information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of changes in accounting estimates [line items]
Gains and losses on financial liabilities relating to own credit in other comprehensive income	£ 18
Emergence period	6 months
Emergence period	12 months
Impairment allowances against loans and advances	£ 940	£ 921
Impairment losses on loans and advances	203	67	£ 66
Provision charge for conduct remediation	385	397	762
Provisions	558	700	870
Defined benefit pension schemes in net asset having surplus	449	398
Defined benefit pension schemes in net liabilities having deficit	286	262
Surplus (deficit) in plan	150
Payment protection insurance [member]
Disclosure of changes in accounting estimates [line items]
Provision charge for conduct remediation	109	144	450
Provisions	356	457	465
Other Insurance Product [member]
Disclosure of changes in accounting estimates [line items]
Provision charge for conduct remediation	£ 35	2	50
180 Days [member] | Unsecured Debt [member]
Disclosure of changes in accounting estimates [line items]
Written off period for past due	180 days
Conduct Remediation [member]
Disclosure of changes in accounting estimates [line items]
Provision charge for conduct remediation	£ 144	146	500
Provisions	403	493	637
Bottom of Range [member]
Disclosure of changes in accounting estimates [line items]
Decrease in impairment loss with a consequential increase in profit before tax	£ 162	193	221
Bottom of Range [member] | Other Intangibles [member]
Disclosure of changes in accounting estimates [line items]
Useful economic life of intangible assets	3 years
Bottom of Range [member] | Computer Software [member]
Disclosure of changes in accounting estimates [line items]
Useful economic life of intangible assets	3 years
Top of Range [member]
Disclosure of changes in accounting estimates [line items]
Increase in impairment loss with a consequential decrease in profit before tax	£ 229	£ 223	£ 167
Top of Range [member] | Other Intangibles [member]
Disclosure of changes in accounting estimates [line items]
Useful economic life of intangible assets	7 years
Top of Range [member] | Computer Software [member]
Disclosure of changes in accounting estimates [line items]
Useful economic life of intangible assets	7 years
Deficit [member]
Disclosure of changes in accounting estimates [line items]
Surplus (deficit) in plan	£ 125
Increase (decrease) due to changes in accounting policy [member]
Disclosure of changes in accounting estimates [line items]
Goodwill reduction due to change in accounting policy	631
Application of IFRS 9 [member]
Disclosure of changes in accounting estimates [line items]
Decreases in shareholders' equity	192
Decrease arising from application of new classification and measurement requirements for financial assets	49
Decrease arising from application of new ECL impairment methodology	211
Deferred tax asset recognised	£ 68